Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment, net
Property, plant and equipment, net
December 31, ($ in millions)
2021 2020
Land and buildings

3,925 3,889
Machinery and equipment

5,785 6,144
Construction in progress

522 505
10,232 10,538
Accumulated depreciation

(6,187) (6,364)
Total 4,045 4,174

Schedule of assets under finance lease included in property, plant and equipment, net	December 31, ($ in millions) 2021 2020 Land and buildings 164 169 Machinery and equipment 92 79 256 248 Accumulated depreciation (123) (111) Total 133 137